ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.9%

Aerospace/Defense – 3.7%
HEICO Corp.	7,601	$956,206

Auto Parts & Equipment – 4.7%
Miller Industries, Inc.	26,468	1,222,557

Building Materials – 4.2%
Trex Co., Inc.*(a)	11,944	1,093,354

Chemicals – 8.0%
Sherwin-Williams Co. (The)	1,382	1,019,930
Stepan Co.	8,493	1,079,545
Total Chemicals		2,099,475

Commercial Services – 4.0%
Moody’s Corp.	3,474	1,037,371

Computers – 3.2%
Check Point Software Technologies Ltd. (Israel)*	7,484	837,983

Diversified Financial Services – 3.8%
Intercontinental Exchange, Inc.	8,806	983,454

Food – 4.0%
Hershey Co. (The)	6,641	1,050,341

Healthcare - Products – 15.8%
Abbott Laboratories	9,211	1,103,846
Danaher Corp.	4,543	1,022,538
Stryker Corp.	4,145	1,009,639
Thermo Fisher Scientific, Inc.	2,157	984,412
Total Healthcare - Products		4,120,435

Household Products / Wares – 3.8%
Church & Dwight Co., Inc.	11,510	1,005,399

Insurance – 4.5%
Aflac, Inc.	22,758	1,164,754

Machinery - Diversified – 4.9%
Middleby Corp. (The)*(a)	7,749	1,284,397

Media – 7.4%
FactSet Research Systems, Inc.	3,016	930,707
Walt Disney Co. (The)*	5,473	1,009,878
Total Media		1,940,585

Packaging & Containers – 4.4%
Silgan Holdings, Inc.	27,122	1,139,938

Pharmaceuticals – 3.7%
Zoetis, Inc.	6,099	960,471

Retail – 3.8%
Ross Stores, Inc.	8,174	980,144

Software – 15.0%
ANSYS, Inc.*	2,733	928,017
Broadridge Financial Solutions, Inc.	6,575	1,006,632
Cerner Corp.	12,842	923,083
Fiserv, Inc.*	8,838	1,052,076
Total Software		3,909,808

Total Common Stocks
(Cost $18,759,424)		25,786,672

MONEY MARKET FUND – 1.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class,0.03%(b) (Cost $299,730)	299,730	$299,730

Total Investments – 100.1%
(Cost $19,059,154)		26,086,402
Liabilities in Excess of Other Assets – (0.1%)		(37,623)
Net Assets – 100.0%		$26,048,779

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,330,181; the aggregate market value of the collateral held by the fund is $2,395,211. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,395,211.
(b)	Rate shown reflects the 7-day yield as of March 31, 2021.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,786,672	$–	$–	$25,786,672
Money Market Fund	299,730	–	–	299,730
Total	$26,086,402	$–	$–	$26,086,402

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	3.7%
Auto Parts & Equipment	4.7
Building Materials	4.2
Chemicals	8.0
Commercial Services	4.0
Computers	3.2
Diversified Financial Services	3.8
Food	4.0
Healthcare - Products	15.8
Household Products / Wares	3.8
Insurance	4.5
Machinery - Diversified	4.9
Media	7.4
Packaging & Containers	4.4
Pharmaceuticals	3.7
Retail	3.8
Software	15.0
Money Market Fund	1.2
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%